Loss and Loss Adjustment Expense Reserves - Cumulative Paid Losses and LAE (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Liability for Claims and Claims Adjustment Expense [Line Items]
Total paid losses and LAE, net	$ 78.1
Total unpaid loss and LAE reserves, net	44.0
Ceded unpaid loss and LAE	216.8	$ 92.1	$ 0.0
Gross unpaid loss and LAE	260.8	105.1	0.0
2015
Liability for Claims and Claims Adjustment Expense [Line Items]
Total paid losses and LAE, net	0.0	0.0	0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0
2016
Liability for Claims and Claims Adjustment Expense [Line Items]
Total paid losses and LAE, net	1.8	1.8	1.8	1.9	1.8	$ 1.2
2017
Liability for Claims and Claims Adjustment Expense [Line Items]
Total paid losses and LAE, net	4.0	4.0	4.0	4.0	$ 3.0
2018
Liability for Claims and Claims Adjustment Expense [Line Items]
Total paid losses and LAE, net	5.7	5.7	5.7	$ 5.3
2019
Liability for Claims and Claims Adjustment Expense [Line Items]
Total paid losses and LAE, net	4.6	4.4	$ 3.2
2020
Liability for Claims and Claims Adjustment Expense [Line Items]
Total paid losses and LAE, net	26.8	$ 17.1
2021
Liability for Claims and Claims Adjustment Expense [Line Items]
Total paid losses and LAE, net	$ 35.2